Investments in Joint Ventures and Associates - Schedule (Loss) profit Sharing in Joint Ventures and Associates (Parenthetical) (Detail) $ in Thousands	1 Months Ended
Nov. 30, 2018 MXN ($)
PMV Minera, S.A. de C.V. [member]
Disclosure of Investments in Associates and Other [Line Items]
Sale of ownership , percentage	44.09%
Divestiture amount	$ 53,701
Gain from divestiture	$ 1,646
Petroquimica Mexicana de Vinilo. S. A. de C. V. [member]
Disclosure of Investments in Associates and Other [Line Items]
Sale of ownership , percentage	44.09%
Divestiture amount	$ 3,198,597
Gain from divestiture	$ 689,268